RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended
	May 31, 2023	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Common stock outstanding shares		7,435,756				7,435,756				1,843,852		1,121,738
Revenue		$ 381,000		$ 38,466,000		$ 50,719,000		$ 38,695,000		$ 46,288,000		$ 35,573,000
Total costs and expenses		2,945,000		36,333,000		49,885,000		44,547,000				40,014,000
Credit facility and other loans										28,855,000		1,000,000
Payment for business expenses						1,124,000		2,928,000				787,000
M2i Global Inc [Member]
Common stock outstanding shares			691,528,945				691,528,945				581,704,525		514,333,691
Revenue													$ 3,400
Total costs and expenses			$ 1,693,170		$ 716,546		$ 4,135,480		$ 2,740,543		3,795,121		$ 1,982,836
Repayment of related party loan							(36,050)
Other liabilities current											36,050
Interest rate							10.24%
Related party business expenses							$ 106,194
Related party business expenses											100,132
M2i Global Inc [Member] | Chief Executive Officer [Member]
Debt Instrument, Decrease, Forgiveness	$ 146,593
Accrued Payroll Taxes, Current	65,500
Outstanding loans	$ 81,093
M2i Global Inc [Member] | Chief Executive Officer [Member] | Consulting Agreement [Member]
Consultant fees											41,667
Incurred expenses											353,333
Obligated to compensate											43,667
Monthly allowance											2,000
Repaid											268,000
Remained unpaid amount											85,833
M2i Global Inc [Member] | Chief Financial Officer [Member] | Consulting Agreement [Member]
Consultant fees											41,667
Incurred expenses											524,000
Obligated to compensate											43,667
Monthly allowance											2,000
Repaid											203,000
Remained unpaid amount											$ 393,000
Previously Reported [Member]
Revenue										46,288,000
Total costs and expenses										55,653,000
Credit facility and other loans
Payment for business expenses										2,717,000
March 2023 Promissory Note [Member]
Interest expense, debt		0		0		0		23,000
Related Party [Member]
Revenue		0		800,000		0		3,100,000		3,100,000		4,500,000
Total costs and expenses										2,800,000		3,900,000
Credit facility and other loans										4,000		1,000,000
Related Party [Member] | M2i Global Inc [Member]
Interest rate							7.00%
Interest expense							$ 88
Interest payable			21,278				21,278
Related Party [Member] | Previously Reported [Member]
Credit facility and other loans												202,000
Chief Financial Officer [Member] | M2i Global Inc [Member]
Related party business expenses							5,830
Chief Financial Officer [Member] | M2i Global Inc [Member] | Consulting Agreement [Member]
Interest expense							37,906
Compensation amount							43,667
Consultant fees							41,667
Monthly allowance							2,000
Incurred expenses							393,000
Other consultant fees							288,667
Unpaid compensation							497,333
Chief Executive Officer [Member] | M2i Global Inc [Member] | Consulting Agreement [Member]
Interest expense							13,237
Compensation amount							43,667
Consultant fees							41,667
Monthly allowance							2,000
Incurred expenses							393,000
Unpaid compensation							381,167
President And Chief Executive Officer [Member] | M2i Global Inc [Member]
Other liabilities current			0				0
Related party business expenses							4,342
Payment for business expenses							4,342
President And Chief Executive Officer [Member] | M2i Global Inc [Member] | Consulting Agreement [Member]
Incurred expenses							90,667
Executive Chairman And CFO [Member] | M2i Global Inc [Member]
Other liabilities current			$ 0				$ 0
Notes Payable, Other Payables [Member]
Debt instrument, face amount										1,000,000.0
Interest expense, debt								23,000
Notes Payable, Other Payables [Member] | Affiliated Entity [Member] | March 2023 Promissory Note [Member]
Debt instrument, face amount												$ 1,000,000.0
Interest expense, debt										$ 23,000
Plance Co LLC [Member]
Total costs and expenses		$ 0		$ 900,000		$ 0		$ 2,800,000
Liotta Family Office LLC [Member] | Volato Group Inc. Chief Executive Officer [Member[
Ownership percentage of issued and outstanding shares of Class A common stock		20.00%				20.00%
Subsidiary, ownership percentage		60.00%				60.00%
Liotta Family Office LLC [Member] | Brother of Management or Principal Owner [Member]
Ownership percentage of issued and outstanding shares of Class A common stock		20.00%				20.00%				20.00%
Liotta Family Office LLC [Member] | Volato Group Inc Chief Executive Officer [Member]
Ownership percentage of issued and outstanding shares of Class A common stock										20.00%
Liotta Family Office LLC [Member] | Father of Management or Principal Owner [Member]
Ownership percentage of issued and outstanding shares of Class A common stock										60.00%
Volato Group Inc [Member[ | Liotta Family Office LLC [Member]
Ownership percentage of issued and outstanding shares of Class A common stock		1.00%				1.00%
Common stock outstanding shares		74,372				74,372
Volato Group Inc [Member] | Liotta Family Office LLC [Member]
Ownership percentage of issued and outstanding shares of Class A common stock										4.00%
Common stock outstanding shares										74,372